Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2016	$19,091
2017	15,152
2018	12,423
2019	10,913
2020	9,226
Thereafter	23,305